SHORT-TERM LOAN (Details)				1 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Jun. 30, 2013 Hong Kong and Shanghai Banking Corporation Limited (Hong Kong) Short term loan CNY	Dec. 31, 2013 Hong Kong and Shanghai Banking Corporation Limited (Hong Kong) Short term loan	Jun. 30, 2014 SPD Bank (Beijing) Short term loan USD ($)	Jun. 30, 2014 SPD Bank (Beijing) Short term loan CNY
Short-term loan
Commitment of loan amounts	$ 9,670,000	60,000,000	60,000,000	60,000,000		$ 10,000,000	60,000,000
Interest rate (as a percent)				5.60%	6.72%	7.20%	7.20%
Maturity term				6 months		12 months	12 months
Fixed deposit from Chinacache Holdings pledged to secure the loan				60,000,000		$ 11,000,000	68,000,000